Financial risk management and fair values - Interest Rate Risk - Interest rate profile (Details) - Interest rate risk - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	¥ 795,332	¥ 180,894
Fixed rate | Loans and borrowings
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	¥ (6,948)	¥ (20,594)
Fixed rate | Loans and borrowings | Minimum
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.00%	0.00%
Fixed rate | Loans and borrowings | Maximum
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	9.00%	9.00%
Fixed rate | Term deposits
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	¥ 236,878
Fixed rate | Term deposits | Minimum
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.30%
Fixed rate | Term deposits | Maximum
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	2.20%
Fixed rate | Cash at bank (Note 23)
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	¥ 565,402	¥ 201,488
Fixed rate | Cash at bank (Note 23) | Minimum
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	1.30%	2.00%
Fixed rate | Cash at bank (Note 23) | Maximum
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	2.50%	2.20%
Variable rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	¥ 4,815,016	¥ 6,573,296
Variable rate | Cash at bank (Note 23)
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	¥ 4,782,640	¥ 6,569,616
Variable rate | Cash at bank (Note 23) | Minimum
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.00%	0.00%
Variable rate | Cash at bank (Note 23) | Maximum
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	3.50%	3.00%
Variable rate | Restricted cash
Disclosure of financial instruments by type of interest rate [line items]
Interest rate		0.30%
Financial assets	¥ 32,376	¥ 3,680
Variable rate | Restricted cash | Minimum
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.30%
Variable rate | Restricted cash | Maximum
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	1.90%